Shareholder Report, Line Graph (Details) 194691_Themes Gold Miners ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Dec. 13, 2023	Sep. 30, 2025
Themes Gold Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Themes Gold Miners ETF
Accumulated Value	$ 15,048	$ 10,000	$ 32,399
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value	12,288	10,000	$ 14,409
Solactive Global Pure Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive Global Pure Gold Miners Index
Accumulated Value	$ 15,141	$ 10,000	$ 32,717